Goodwill - Key assumptions (Detail)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Image-Guided Therapy [Member]
Goodwill - Text Details (Detail) [Line Items]
Initial forecast period		8.10%	[1]	5.30%	[2]
Growth rate used to extrapolate cash flow projections		5.20%	[1],[3]	4.00%	[2],[4]
Used to calculate terminal value		2.30%	[1],[5]	2.30%	[2],[6]
Discount rate applied to cash flow projections		9.30%		10.90%
Monitoring and Analytics [member]
Goodwill - Text Details (Detail) [Line Items]
Initial forecast period	[1]	6.50%
Growth rate used to extrapolate cash flow projections	[1],[3]	4.00%
Used to calculate terminal value	[1],[5]	2.30%
Discount rate applied to cash flow projections		9.90%
Patient Care & Monitoring Solutions [Member]
Goodwill - Text Details (Detail) [Line Items]
Initial forecast period	[2]			3.80%
Growth rate used to extrapolate cash flow projections	[2],[4]			4.80%
Used to calculate terminal value	[2],[6]			2.30%
Discount rate applied to cash flow projections				12.30%
Sleep & Respiratory Care [Member]
Goodwill - Text Details (Detail) [Line Items]
Initial forecast period		8.40%	[1]	7.20%	[2]
Growth rate used to extrapolate cash flow projections		4.80%	[1],[3]	5.60%	[2],[4]
Used to calculate terminal value		2.30%	[1],[5]	2.30%	[2],[6]
Discount rate applied to cash flow projections		10.60%		12.10%

[1]	Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
[2]	Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
[3]	Also referred to later in the text as compound long-term sales growth rate
[4]	Also referred to later in the text as compound long-term sales growth rate
[5]	The historical long-term growth rate is only applied to the first year after the 4 year extrapolation period, after which no further growth is assumed for the terminal value calculation
[6]	The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation